SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Effective May 13, 2025, GDI, GDHL and GDH LP consummated a series of transactions resulting in the reorganization of Galaxy’s corporate structure (the “Reorganization Transactions”). Under the terms of the Reorganization Transactions, GDHL and GDH LP changed their jurisdiction of incorporation from the Cayman Islands to the state of Delaware, and GDI became the successor public company of GDHL, with all outstanding GDHL ordinary shares becoming Class A common stock of GDI.